GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 11, 2018	Mar. 30, 2018	Dec. 31, 2017	Feb. 28, 2018	Feb. 18, 2018	Dec. 31, 2016	Jul. 17, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Cash and cash equivalent			$ 284			$ 858			$ 12
Equity (deficit) attributable to owners of the Company			839
Loan and security agreements							$ 5,000
Proceeds from loan			3,600
Amount of untilized credit availability			$ 1,400
New Investor [Member]
Statement Line Items [Line Items]
Investment				$ 12,000	$ 12,000
Received amount	$ 500	$ 1,500